Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 12/31/2012	PAGE 1

A.	DATES					Begin	End	# days

1	Payment Date						1/15/2013
2	Collection Period					12/1/2012	12/31/2012	31
3	Monthly Interest Period-Actual					12/17/2012	1/14/2013	29
4	Monthly Interest - Scheduled					12/15/2012	1/14/2013	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	17,846,023.68	—	—	17,194,532.83	651,490.85	0.0036266
6	Class A-2 Notes	200,000,000.00	200,000,000.00	—	—	—	200,000,000.00	1.0000000
7	Class A-3 Notes	203,670,000.00	203,670,000.00	—	—	—	203,670,000.00	1.0000000
8	Class A-4 Notes	60,000,000.00	60,000,000.00	—	—	—	60,000,000.00	1.0000000
9	Total Class A Notes	643,310,000.00	481,516,023.68	0.00	0.00	17,194,532.83	464,321,490.85
10	Class B Notes	30,450,000.00	30,450,000.00	—	—	—	30,450,000.00	1.0000000

11	Total Notes	$673,760,000.00	511,966,023.68	$0.00	$0.00	$17,194,532.83	494,771,490.85

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51
14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.32800%	4,715.32	0.0262487	17,194,532.83	95.7166156	0.00
17	Class A-2 Notes	0.71000%	118,333.33	0.5916667	0.00	0.0000000	0.00
18	Class A-3 Notes	0.93000%	157,844.25	0.7750000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.06000%	53,000.00	0.8833333	0.00	0.0000000	0.00
20	Total Class A Notes		333,892.90	0.5190233	17,194,532.83	26.7282225	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	0.00	0.0000000	0.00

22	Totals		371,701.65	0.5516826	17,194,532.83	25.5202636	0.00

			Initial Balance	Beginning Balance			Ending Balance
23	Exchange Note Balance		685,186,665.00	549,843,687.79			534,368,608.25

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		3.50%	3.50%
25	Aggregate Securitization Value		761,318,516.91	593,742,898.05
26	Aggregate Base Residual Value (Not Discounted)		509,718,503.66	425,268,009.30

			Units	Securitization Value
27	Securitization Value - Beginning of Period		34,676	610,937,430.88
28	Depreciation/Payments			(7,663,642.17)
29	Gross Credit Losses		(42)	(736,533.30)
30	Scheduled & Early Terminations		(303)	(3,348,112.83)
31	Payoff Units & Lease Reversals		(394)	(5,446,244.53)
32	Repurchased Leases		—	—

33	Securitization Value—End of Period		33,937	593,742,898.05

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 12/31/2012	PAGE 2

C.	SERVICING FEE

34	Servicing Fee Due				509,114.53

35	Unpaid Servicing Fees - Prior Collection Periods				0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(16,867.28)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (.5% of Initial Securitization Value)				3,806,592.58
38	Beginning Reserve Account Balance				3,806,592.58
39	Ending Reserve Account Balance				3,806,592.58

E.	POOL STATISTICS

	Delinquencies Aging Profile - End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	33,321	99.30%	585,195,453.37
41	31 - 60 Days Delinquent	188	0.56%	3,266,681.74
42	61 - 90 Days Delinquent	37	0.11%	662,211.44
43	91+ Days Delinquent	9	0.03%	71,173.63

44	Total	33,555	100.00%	589,195,520.18

45	Current Period Net Residual Losses/(Gains)				(519,524.98)

46	Current Period Net Credit Losses/(Gains)				133,824.99

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 12/31/2012	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	21,116,546.32

48	Investment Earnings on Collection Account	1,932.29

49	Total Collected Amounts, prior to Servicer Advances	21,118,478.61

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	21,118,478.61

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	509,114.53
53	Interest on the Exchange Note - to the Trust Collection Account	682,722.58
54	Principal on the Exchange Note - to the Trust Collection Account	15,475,079.54
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,526,788.40
56	Remaining Funds Payable to Trust Collection Account	924,773.56

57	Total Distributions	21,118,478.61

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

58	Available Funds	20,609,364.08

59	Investment Earnings on Reserve Account	316.89

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	20,609,680.97

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	25,455.73
63	Class A Noteholders’s Interest Distributable Amount	333,892.90
64	Noteholders’ First Priority Principal Distributable Amount	0.00
65	Class B Noteholders’s Interest Distributable Amount	37,808.75
66	Noteholders’ Second Priority Principal Distributable Amount	0.00
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	17,194,532.83
69	Remaining Funds Payable to Certificateholder	3,017,990.76

70	Total Distributions	20,609,680.97